Vanguard Massachusetts Tax-Exempt Fund

Supplement to the Prospectus and Summary Prospectus Dated March 28, 2017

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisor”:

Portfolio Manager

Mathew M. Kiselak, Principal of Vanguard. He has managed the Fund since May 2017.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisor:

The manager primarily responsible for the day-to-day management of the Fund is:

Mathew M. Kiselak, Principal of Vanguard. He has worked in investment management since 1987, has managed investment portfolios since 1990, has been with Vanguard since 2010, and has managed the Fund since May 2017. Education: B.S., Pace University.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 168 052017

Vanguard Ohio Tax-Free Funds

Vanguard Massachusetts Tax-Exempt Funds

Supplement to the Statement of Additional Information Dated March 28, 2017

Important Changes to Vanguard Ohio Long-Term Tax-Exempt Fund and Vanguard Massachusetts Tax-Exempt Fund

James M. D’Arcy replaces Marlin G. Brown as manager for Vanguard Ohio Long-Term Tax-Exempt Fund, and Mathew M. Kiselak replaces Marlin G. Brown as manager for Vanguard Massachusetts Tax-Exempt Fund. All references to Marlin G. Brown are removed.

Statement of Additional Information Text Changes

In the Investment Advisory Services section, the following replaces the third paragraph under the heading “1. Other Accounts Managed” on page B-50:

James M. D’Arcy manages Vanguard Pennsylvania Long-Term Tax-Exempt Fund, Vanguard California Long-Term Tax-Exempt Fund, and Vanguard Ohio Long-Term Tax-Exempt Fund; as of April 30, 2017, the Funds collectively held assets of $8.2 billion. As of April 30, 2017, Mr. D’Arcy also managed all or a portion of 4 other registered investment companies with total assets of $63 billion (advisory fees not based on account performance).

Under the same heading, the following text is added:

Mathew M. Kiselak manages Vanguard Massachusetts Tax-Exempt Fund; as of April 30, 2017, the Fund held assets of $1.6 billion. As of April 30, 2017, Mr. Kiselak managed all or a portion of 3 other registered investment companies with total assets of $23.3 billion (advisory fees not based on account performance).

Also within the Investment Advisory Services section, the following text is added to the last paragraph under the heading “4. Ownership of Securities” on page B-51:

As of April 30, 2017, James M. D’Arcy did not own any shares of Vanguard Ohio Long-Term Tax-Exempt Fund. As of the same date, Mathew M. Kiselak did not own any shares of Vanguard Massachusetts Tax-Exempt Fund.

© 2017 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 75A 052017